Subsequent Events (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Net proceeds from sale of stock	$ 395,425	$ 578,855	$ 2,326,074	$ 175,887
Administrative fee				$ 600
White Lions [Member]
Net proceeds from sale of stock	$ 183,082		$ 391,225
Sale of common stock	1,100,000		2,050,000
Administrative fee	$ 1,800		$ 3,600